Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

4.Property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment	Total
Cost

On January 1, 2020	$3,906	$7,741	$1,098	$908	$317	$13,970
Additions	733	3,335	1,074	432	—	5,574
Disposals	(110)	—	—	—	—	(110)
Translation differences	360	645	101	84	29	1,219
On December 31, 2020	4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	7,938	16,462	3,075	1,981	346	29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	$8,160	$19,815	$3,980	$1,981	$346	$34,282

Depreciation and impairment

On January 1, 2020	$(2,909)	$(1,477)	$(262)	$(103)	$(44)	$(4,795)
Depreciation	(535)	(2,262)	(441)	(401)	(32)	(3,671)
Disposals	103	—	—	—	—	103
Translation differences	(301)	(305)	(57)	(39)	(6)	(708)
On December 31, 2020	(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	(4,565)	(6,774)	(1,411)	(1,093)	(116)	(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	$(5,454)	$(8,948)	$(2,145)	$(1,350)	$(150)	$(18,047)

Carrying Amount

On December 31, 2020	$1,247	$7,677	$1,513	$881	$264	11,582
On December 31, 2021	3,373	9,688	1,664	888	230	15,844
On December 31, 2022	$2,706	$10,867	$1,835	$631	$196	$16,234

As of December 31, 2022, there are no material commitments to acquire property, plant and equipment, except as set forth in note 29. Furthermore, no items of property, plant and equipment are pledged. See note 22 for information for leases where the Company is a lessee.